UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

________

FORM N-CSR

________

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT

INVESTMENT COMPANIES

Investment Company Act File Number 811-06400

The Advisors’ Inner Circle Fund

(Exact name of registrant as specified in charter)

________

SEI Investments

One Freedom Valley Drive

Oaks, PA 19456

(Address of principal executive offices) (Zip code)

SEI Investments

One Freedom Valley Drive

Oaks, PA 19456

(Name and address of agent for service)

Registrant’s telephone number, including area code: (877) 446-3863

Date of fiscal year end: December 31, 2024

Date of reporting period: December 31, 2024

Item 1. Reports to Stockholders.

(a)       A copy of the report transmitted to stockholders pursuant to Rule 30e-1 under the Investment Company Act of 1940, as amended (the “Act”) (17 CFR § 270.30e-1), is attached hereto.

The Advisors' Inner Circle Fund

Hamlin High Dividend Equity Fund

Institutional Class Shares - HHDFX

Annual Shareholder Report: December 31, 2024

This annual shareholder report contains important information about Institutional Class Shares of the Hamlin High Dividend Equity Fund (the "Fund") for the period from January 1, 2024 to December 31, 2024. You can find additional information about the Fund at https://hamlinfunds.com/commentary/. You can also request this information by contacting us at 1-855-HHD-FUND.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Hamlin High Dividend Equity Fund, Institutional Class Shares	$93	0.85%

How did the Fund perform in the last year?

PERFORMANCE & PORTFOLIO CHANGES

The Hamlin High Dividend Equity Fund institutional class returned 0.78% in the fourth quarter of 2024, lagging the S&P 500 Index 2.41% increase and ahead of the Russell 1000 Value Index’s -1.98% and Dow Jones U.S. Select Dividend’s -1.85% return. Hamlin’s 19.80% return for 2024 exceeded the Russell 1000 Value Index’s and Dow Jones U.S. Select Dividend Index’s 14.37% and 16.62% returns, respectively. We attribute this favorable outcome to selection within Information Technology and Utilities, our lack of Materials exposure, and a lower Health Care weighting. The S&P 500 Index’s 25.02% return reflects that index’s 32% weighting in the so-called “Magnificent Seven” low/no-dividend tech stocks to which we have no exposure. Those stocks jumped over 60% on average. The rest of the stock market rose at a much slower rate.

Within the portfolio, relative sector contributors to performance for the year were Health Care, Utilities, and Information Technology. Relative sector detractors were Communication Services, Consumer Staples, and Consumer Discretionary. The largest individual stock performance contributors were Broadcom Inc., Ares Management Corporation, Public Service Enterprise Group, Inc, Cummin, Inc., and Morgan Stanley. The weakest performers were United Parcel Service, ConocoPhillips, Genuine Parts Company, Comcast Corporation, and Johnson & Johnson. During the year, we purchased Darden Restaurants, Inc., Extra Space Storage Inc., Ryman Hospitality Properties, Inc., and Simon Property Group, Inc. We sold Interpublic Group of Companies, Inc., MDC Holdings, Inc. (company was acquired), United Parcel Service, Inc., Genuine Parts Company, and Comcast Corporation.

Twenty-four of Hamlin’s twenty-five year end holdings increased their dividends in 2024, with an average increase of 9.1%. This welcome action validates our research analysis and increases portfolio cash flow. Corporate boards generally announce dividend increases only when they envision strong cash flow growth in the future. While past performance does not predict future results, we note that our current portfolio holdings have increased their dividends at an 8.9% compound annual rate over the last three years.

We remind you that we are not managing your account to track or beat the S&P 500 Index. We don’t select securities to align your portfolio with any index’s sector weightings or holdings. Our goal is to construct a quality portfolio with high current income. We strive to help our institutions and individual clients meet their spending objectives. We aim to preserve financial security and lifestyles by protecting against inflation with future dividend increases and long-term capital appreciation.

How did the Fund perform during the last 10 years?

Total Return Based on $100,000 Investment

	Hamlin High Dividend Equity Fund, Institutional Class Shares - $256399	S&P 500 Index (TR) - $342540	Lipper Equity Income Funds Index - $235892	Russell 1000 Value Index (USD) - $225799
Dec/14	$100000	$100000	$100000	$100000
Dec/15	$94981	$101384	$97022	$96173
Dec/16	$109289	$113509	$110934	$112849
Dec/17	$125470	$138290	$129169	$128270
Dec/18	$116087	$132227	$120625	$117665
Dec/19	$141926	$173861	$152450	$148895
Dec/20	$148567	$205849	$159656	$153058
Dec/21	$195014	$264938	$198298	$191568
Dec/22	$188280	$216956	$187258	$177128
Dec/23	$214024	$273988	$206690	$197431
Dec/24	$256399	$342540	$235892	$225799

The line graph represents historical performance of a hypothetical investment of $100,000 in the Fund during the last 10 years. Returns shown are total returns, which assume the reinvestment of dividends and capital gains. The table and graph presented above do not reflect the deduction of taxes a shareholder would pay on Fund distributions or the redemption of Fund shares. Past performance is not indicative of future performance.Call 1-855-HHD-FUND or visit https://hamlinfunds.com/commentary/ for current month-end performance.

Average Annual Total Returns as of December 31, 2024

Fund/Index Name	1 Year	5 Years	10 Years
Hamlin High Dividend Equity Fund, Institutional Class Shares	19.80%	12.56%	9.87%
S&P 500 Index (TR)	25.02%	14.53%	13.10%
Lipper Equity Income Funds Index	14.12%	9.13%	8.97%
Russell 1000 Value Index (USD)	14.37%	8.68%	8.49%

Key Fund Statistics as of December 31, 2024

Total Net Assets	Number of Holdings	Total Advisory Fees Paid	Portfolio Turnover Rate
$1,457,354,863	26	$10,112,193	19%

What did the Fund invest in?

Sector WeightingsFootnote Reference*

Financials
18.2%
Industrials
16.5%
Consumer Staples
13.3%
Real Estate
11.1%
Information Technology
11.0%
Health Care
8.4%
Energy
8.2%
Consumer Discretionary
6.8%
Utilities
5.0%
Short-Term Investment
1.3%

Value	Value
Short-Term Investment	1.3%
Utilities	5.0%
Consumer Discretionary	6.8%
Energy	8.2%
Health Care	8.4%
Information Technology	11.0%
Real Estate	11.1%
Consumer Staples	13.3%
Industrials	16.5%
Financials	18.2%
Footnote	Description
Footnote*	Percentages are calculated based on total net assets.

Top Ten Holdings

Holding Name	Percentage of Total Net AssetsFootnote Reference(A)
Broadcom	7.1%
Public Service Enterprise Group	5.0%
Ares Management, Cl A	4.8%
AbbVie	4.6%
Old Republic International	4.6%
Morgan Stanley	4.5%
Enterprise Products Partners	4.5%
CME Group, Cl A	4.4%
Cummins	4.4%
Paychex	4.2%
Footnote	Description
Footnote(A)	Short-Term Investments are not shown in the top ten chart.

Material Fund Changes

There were no material changes during the reporting period.

Changes in and Disagreements with Accountants

There were no changes in or disagreements with accountants during the reporting period.

Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information, call or visit:

  1-855-HHD-FUND

  https://hamlinfunds.com/commentary/

Householding

Rule 30e-1 of the Investment Company Act of 1940 permits funds to transmit only one copy of a proxy statement, annual report or semi-annual report to shareholders (who need not be related) with the same residential, commercial or electronic address, provided that the shareholders have consented in writing and the reports are addressed either to each shareholder individually or to the shareholders as a group. This process is known as “householding” and is designed to reduce the duplicate copies of materials that shareholders receive and to lower printing and mailing costs for funds. Once implemented, if you would like to discontinue householding for your accounts, please call toll-free at 1-855-HHD-FUND to request individual copies of these documents. Once the Fund receives notice to stop householding, we will begin sending individual copies 30 days after receiving your request.

The Advisors' Inner Circle Fund

Hamlin High Dividend Equity Fund / Institutional Class Shares - HHDFX

Annual Shareholder Report: December 31, 2024

HAM-AR-TSR-2024-1

The Advisors' Inner Circle Fund

Hamlin High Dividend Equity Fund

Investor Class Shares - HHDVX

Annual Shareholder Report: December 31, 2024

This annual shareholder report contains important information about Investor Class Shares of the Hamlin High Dividend Equity Fund (the "Fund") for the period from January 1, 2024 to December 31, 2024. You can find additional information about the Fund at https://hamlinfunds.com/commentary/. You can also request this information by contacting us at 1-855-HHD-FUND.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Hamlin High Dividend Equity Fund, Investor Class Shares	$126	1.15%

How did the Fund perform in the last year?

PERFORMANCE & PORTFOLIO CHANGES

The Hamlin High Dividend Equity Fund investor class returned 0.71% in the fourth quarter of 2024, lagging the S&P 500 Index 2.41% increase and ahead of the Russell 1000 Value Index’s -1.98% and Dow Jones U.S. Select Dividend’s -1.85% return. Hamlin’s 19.44% return for 2024 exceeded the Russell 1000 Value Index’s and Dow Jones U.S. Select Dividend Index’s 14.37% and 16.62% returns, respectively. We attribute this favorable outcome to selection within Information Technology and Utilities, our lack of Materials exposure, and a lower Health Care weighting. The S&P 500 Index’s 25.02% return reflects that index’s 32% weighting in the so-called “Magnificent Seven” low/no-dividend tech stocks to which we have no exposure. Those stocks jumped over 60% on average. The rest of the stock market rose at a much slower rate.

Within the portfolio, relative sector contributors to performance for the year were Health Care, Utilities, and Information Technology. Relative sector detractors were Communication Services, Consumer Staples, and Consumer Discretionary. The largest individual stock performance contributors were Broadcom Inc., Ares Management Corporation, Public Service Enterprise Group, Inc, Cummin, Inc., and Morgan Stanley. The weakest performers were United Parcel Service, ConocoPhillips, Genuine Parts Company, Comcast Corporation, and Johnson & Johnson. During the year, we purchased Darden Restaurants, Inc., Extra Space Storage Inc., Ryman Hospitality Properties, Inc., and Simon Property Group, Inc. We sold Interpublic Group of Companies, Inc., MDC Holdings, Inc. (company was acquired), United Parcel Service, Inc., Genuine Parts Company, and Comcast Corporation.

Twenty-four of Hamlin’s twenty-five year end holdings increased their dividends in 2024, with an average increase of 9.1%. This welcome action validates our research analysis and increases portfolio cash flow. Corporate boards generally announce dividend increases only when they envision strong cash flow growth in the future. While past performance does not predict future results, we note that our current portfolio holdings have increased their dividends at an 8.9% compound annual rate over the last three years.

We remind you that we are not managing your account to track or beat the S&P 500 Index. We don’t select securities to align your portfolio with any index’s sector weightings or holdings. Our goal is to construct a quality portfolio with high current income. We strive to help our institutions and individual clients meet their spending objectives. We aim to preserve financial security and lifestyles by protecting against inflation with future dividend increases and long-term capital appreciation.

How did the Fund perform during the last 10 years?

Total Return Based on $10,000 Investment

	Hamlin High Dividend Equity Fund, Investor Class Shares - $24778	S&P 500 Index (TR) - $34254	Lipper Equity Income Funds Index - $23589	Russell 1000 Value Index (USD) - $22580
Dec/14	$10000	$10000	$10000	$10000
Dec/15	$9460	$10138	$9702	$9617
Dec/16	$10844	$11351	$11093	$11285
Dec/17	$12398	$13829	$12917	$12827
Dec/18	$11430	$13223	$12062	$11767
Dec/19	$13925	$17386	$15245	$14890
Dec/20	$14532	$20585	$15966	$15306
Dec/21	$19019	$26494	$19830	$19157
Dec/22	$18306	$21696	$18726	$17713
Dec/23	$20745	$27399	$20669	$19743
Dec/24	$24778	$34254	$23589	$22580

The line graph represents historical performance of a hypothetical investment of $10,000 in the Fund during the last 10 years. Returns shown are total returns, which assume the reinvestment of dividends and capital gains. The table and graph presented above do not reflect the deduction of taxes a shareholder would pay on Fund distributions or the redemption of Fund shares. Past performance is not indicative of future performance.Call 1-855-HHD-FUND or visit https://hamlinfunds.com/commentary/ for current month-end performance.

Average Annual Total Returns as of December 31, 2024

Fund/Index Name	1 Year	5 Years	10 Years
Hamlin High Dividend Equity Fund, Investor Class Shares	19.44%	12.22%	9.50%
S&P 500 Index (TR)	25.02%	14.53%	13.10%
Lipper Equity Income Funds Index	14.12%	9.13%	8.97%
Russell 1000 Value Index (USD)	14.37%	8.68%	8.49%

Key Fund Statistics as of December 31, 2024

Total Net Assets	Number of Holdings	Total Advisory Fees Paid	Portfolio Turnover Rate
$1,457,354,863	26	$10,112,193	19%

What did the Fund invest in?

Sector WeightingsFootnote Reference*

Value	Value
Short-Term Investment	1.3%
Utilities	5.0%
Consumer Discretionary	6.8%
Energy	8.2%
Health Care	8.4%
Information Technology	11.0%
Real Estate	11.1%
Consumer Staples	13.3%
Industrials	16.5%
Financials	18.2%
Footnote	Description
Footnote*	Percentages are calculated based on total net assets.

Top Ten Holdings

Holding Name	Percentage of Total Net AssetsFootnote Reference(A)
Broadcom	7.1%
Public Service Enterprise Group	5.0%
Ares Management, Cl A	4.8%
AbbVie	4.6%
Old Republic International	4.6%
Morgan Stanley	4.5%
Enterprise Products Partners	4.5%
CME Group, Cl A	4.4%
Cummins	4.4%
Paychex	4.2%
Footnote	Description
Footnote(A)	Short-Term Investments are not shown in the top ten chart.

Material Fund Changes

There were no material changes during the reporting period.

Changes in and Disagreements with Accountants

There were no changes in or disagreements with accountants during the reporting period.

Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information, call or visit:

  1-855-HHD-FUND

  https://hamlinfunds.com/commentary/

Householding

Rule 30e-1 of the Investment Company Act of 1940 permits funds to transmit only one copy of a proxy statement, annual report or semi-annual report to shareholders (who need not be related) with the same residential, commercial or electronic address, provided that the shareholders have consented in writing and the reports are addressed either to each shareholder individually or to the shareholders as a group. This process is known as “householding” and is designed to reduce the duplicate copies of materials that shareholders receive and to lower printing and mailing costs for funds. Once implemented, if you would like to discontinue householding for your accounts, please call toll-free at 1-855-HHD-FUND to request individual copies of these documents. Once the Fund receives notice to stop householding, we will begin sending individual copies 30 days after receiving your request.

The Advisors' Inner Circle Fund

Hamlin High Dividend Equity Fund / Investor Class Shares - HHDVX

Annual Shareholder Report: December 31, 2024

HAM-AR-TSR-2024-2

(b)       Not applicable.

Item 2. Code of Ethics.

The Registrant (also referred to as the “Trust”) has adopted a code of ethics that applies to the Registrant’s principal executive officer, principal financial officer, controller or principal accounting officer, and any person who performs a similar function. There have been no amendments to or waivers granted to this code of ethics during the period covered by this report.

Item 3. Audit Committee Financial Expert.

(a)(1) The Registrant’s board of trustees has determined that the Registrant has at least one audit committee financial expert serving on the audit committee.

(a)(2) The Registrant’s audit committee financial expert is Robert Mulhall. Mr Mulhall is considered to be “independent”, as that term is defined in Form N-CSR Item 3(a)(2).

Item 4. Principal Accountant Fees and Services.

Fees billed by PricewaterhouseCoopers LLP (“PwC”) related to the Trust.

PwC billed the Trust aggregate fees for services rendered to the Trust for the last two fiscal years as follows:

		FYE December 31, 2024			FYE December 31, 2023
		All fees and services to the Trust that were pre-approved	All fees and services to service affiliates that were pre-approved	All other fees and services to service affiliates that did not require pre-approval	All fees and services to the Trust that were pre-approved	All fees and services to service affiliates that were pre-approved	All other fees and services to service affiliates that did not require pre-approval
(a)	Audit Fees(1)	$93,136	None	None	$76,346	None	None
(b)	Audit-Related Fees	None	None	None	None	None	None
(c)	Tax Fees	None	None	None	None	None	$115,395(2)
(d)	All Other Fees	None	None	None	None	None	$47,411(3)

Fees billed by Ernst & Young LLP (“E&Y”) related to the Trust.

E&Y billed the Trust aggregate fees for services rendered to the Trust for the last two fiscal years as follows:

		FYE December 31, 2024			FYE December 31, 2023
		All fees and services to the Trust that were pre-approved	All fees and services to service affiliates that were pre-approved	All other fees and services to service affiliates that did not require pre-approval	All fees and services to the Trust that were pre-approved	All fees and services to service affiliates that were pre-approved	All other fees and services to service affiliates that did not require pre-approval
(a)	Audit Fees(1)	$25,740	None	None	$24,990	None	None
(b)	Audit-Related Fees	None	None	None	None	None	None
(c)	Tax Fees	None	None	None	None	None	None
(d)	All Other Fees	None	None	None	None	None	None

Notes:

(1)	Audit fees include amounts related to the audit of the Trust’s annual financial statements and services normally provided by the accountant in connection with statutory and regulatory filings.
(2)	Tax compliance services provided to service affiliates of the funds.
(3)	Non-audit assurance engagements for service affiliates of the funds.

(e)(1) The Trust’s Audit Committee has adopted and the Board of Trustees has ratified an Audit and Non-Audit Services Pre-Approval Policy (the “Policy”), which sets forth the procedures and the conditions pursuant to which services proposed to be performed by the independent auditor of the Funds may be pre-approved.

The Policy provides that all requests or applications for proposed services to be provided by the independent auditor must be submitted to the Registrant’s Chief Financial Officer (“CFO”) and must include a detailed description of the services proposed to be rendered. The CFO will determine whether such services:

(1) require specific pre-approval; (2) are included within the list of services that have received the general pre-approval of the Audit Committee pursuant to the Policy; or (3) have been previously pre-approved in connection with the independent auditor’s annual engagement letter for the applicable year or otherwise. In any instance where services require pre-approval, the Audit Committee will consider whether such services are consistent with SEC’s rules and whether the provision of such services would impair the auditor’s independence.

Requests or applications to provide services that require specific pre-approval by the Audit Committee will be submitted to the Audit Committee by the CFO. The Audit Committee will be informed by the CFO on a quarterly basis of all services rendered by the independent auditor. The Audit Committee has delegated specific pre-approval authority to either the Audit Committee Chair or financial expert, provided that the estimated fee for any such proposed pre-approved service does not exceed $100,000 and any pre-approval decisions are reported to the Audit Committee at its next regularly-scheduled meeting.

Services that have received the general pre-approval of the Audit Committee are identified and described in the Policy. In addition, the Policy sets forth a maximum fee per engagement with respect to each identified service that has received general pre-approval.

All services to be provided by the independent auditor shall be provided pursuant to a signed written engagement letter with the Registrant, the investment adviser, or applicable control affiliate (except that matters as to which an engagement letter would be impractical because of timing issues or because the matter is small may not be the subject of an engagement letter) that sets forth both the services to be provided by the independent auditor and the total fees to be paid to the independent auditor for those services.

In addition, the Audit Committee has determined to take additional measures on an annual basis to meet the Audit Committee’s responsibility to oversee the work of the independent auditor and to assure the auditor's independence from the Registrant, such as (a) reviewing a formal written statement from the independent auditor delineating all relationships between the independent auditor and the Registrant, and (b) discussing with the independent auditor the independent auditor’s methods and procedures for ensuring independence.

(e)(2) Percentage of fees billed applicable to non-audit services pursuant to (c)(7)(i)(C) of Rule 2-01 of Regulation S-X, waiver of pre-approval requirement were as follows (PwC):

	FYE December 31, 2024	FYE December 31, 2023
Audit-Related Fees	None	None
Tax Fees	None	None
All Other Fees	None	None

(e)(2) Percentage of fees billed applicable to non-audit services pursuant to (c)(7)(i)(C) of Rule 2-01 of Regulation S-X, waiver of pre-approval requirement were as follows (E&Y):

	FYE December 31, 2024	FYE December 31, 2023
Audit-Related Fees	None	None
Tax Fees	None	None
All Other Fees	None	None

(f)       Not applicable.

(g)       The aggregate non-audit fees and services billed by PwC for services rendered to the Registrant, and rendered to the Registrant’s investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the Registrant for the last two fiscal years ended December 31st were $0 and $162,806 for 2024 and 2023, respectively.

(g)       The aggregate non-audit fees and services billed by E&Y for services rendered to the Registrant, and rendered to the Registrant’s investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the Registrant for the last two fiscal years ended December 31st were $0 and $0 for 2024 and 2023, respectively.

(h)       During the past fiscal year, all non-audit services provided by the Registrant’s principal accountant to either the Registrant’s investment adviser or to any entity controlling, controlled by, or under common control with the Registrant’s investment adviser that provides ongoing services to the Registrant were pre-approved by the Audit Committee of Registrant’s Board of Trustees.  Included in the Audit Committee’s pre-approval of these non-audit service were the review and consideration as to whether the provision of these non-audit services is compatible with maintaining the principal accountant’s independence.

(i)       Not applicable. The Registrant has not retained, for the preparation of the audit report on the financial statements included in the Form N-CSR, a registered public accounting firm that has a branch or office that is located in a foreign jurisdiction and that the Public Company Accounting Oversight Board (the “PCAOB”) has determined that the PCAOB is unable to inspect or investigate completely because of a position taken by an authority in the foreign jurisdiction.

(j)       Not applicable. The Registrant is not a “foreign issuer,” as defined in 17 CFR § 240.3b-4e.

Item 5. Audit Committee of Listed Registrants.

Not applicable to open-end management investment companies.

Item 6. Schedule of Investments.

(a)       The Schedule of Investments is included as part of the Financial Statements and Other Information filed under Item 7 of this form.

(b)       Not applicable.

Item 7. Financial Statements and Financial Highlights for Open-End Management Investment Companies.

Financial statements and financial highlights are filed herein.

The Advisors' Inner Circle Fund

HAMLIN
CAPITAL MANAGEMENT, LLC

HAMLIN HIGH DIVIDEND EQUITY FUND

Annual Financials and Other Information

December 31, 2024

THE ADVISORS’ INNER CIRCLE FUND	HAMLIN HIGH DIVIDEND
EQUITY FUND
DECEMBER 31, 2024

TABLE OF CONTENTS

Financial Statements (Form N-CSR Item 7)
Schedule of Investments	1
Statement of Assets and Liabilities	3
Statement of Operations	4
Statements of Changes in Net Assets	5
Financial Highlights	6
Notes to Financial Statements	8
Report of Independent Registered Public Accounting Firm	21
Notice to Shareholders (Unaudited)	22
Other Information - Form N-CSR Items 8-11 (Unaudited)	23

THE ADVISORS’ INNER CIRCLE FUND	HAMLIN HIGH DIVIDEND
EQUITY FUND
DECEMBER 31, 2024

SCHEDULE OF INVESTMENTS

COMMON STOCK — 98.5%

	Shares	Value
Consumer Discretionary — 6.8%
Darden Restaurants	266,034	$49,665,888
Home Depot	126,766	49,310,706
		98,976,594
Consumer Staples — 13.3%
Keurig Dr Pepper	1,346,048	43,235,062
Procter & Gamble	344,236	57,711,165
Target	266,032	35,962,206
Unilever ADR	1,009,731	57,251,748
		194,160,181
Energy — 8.2%
ConocoPhillips	546,451	54,191,545
Enterprise Products Partners (A)	2,075,822	65,097,778
		119,289,323
Financials — 18.2%
Ares Management, Cl A	393,875	69,727,691
CME Group, Cl A	274,787	63,813,785
Morgan Stanley	525,051	66,009,412
Old Republic International	1,832,747	66,327,114
		265,878,002
Health Care — 8.4%
AbbVie	373,274	66,330,790
Johnson & Johnson	388,815	56,230,425
		122,561,215
Industrials — 16.5%
Cummins	182,676	63,680,854
Paychex	439,264	61,593,598
Snap-on	170,632	57,926,151
Watsco	121,391	57,525,981
		240,726,584
Information Technology — 11.0%
Broadcom	444,804	103,123,359

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND	HAMLIN HIGH DIVIDEND
EQUITY FUND
DECEMBER 31, 2024

COMMON STOCK — continued

	Shares	Value
Information Technology— continued
Texas Instruments	305,863	$57,352,371
		160,475,730
Real Estate — 11.1%
Extra Space Storage ‡	299,963	44,874,465
Lamar Advertising, Cl A ‡	450,373	54,828,409
Ryman Hospitality Properties ‡	219,229	22,874,354
Simon Property Group ‡	225,239	38,788,408
		161,365,636
Utilities — 5.0%
Public Service Enterprise Group	859,134	72,588,232

TOTAL COMMON STOCK
(Cost $948,338,712)		1,436,021,497

SHORT-TERM INVESTMENT — 1.3%

FIRST AMERICAN GOVERNMENT OBLIGATIONS FUND - CL X, 4.390% (B)
(Cost $19,053,883)	19,053,883	19,053,883

TOTAL INVESTMENTS— 99.8%
(Cost $967,392,595)		$1,455,075,380

Percentages are based on Net Assets of $1,457,354,863.

‡	Real Estate Investment Trust
(A)	Security considered Master Limited Partnership. At December 31, 2024, this security amounted to $65,097,778 or 4.5% of net assets.

(B)	Rate shown is the 7-day effective yield as of December 31, 2024.

ADR — American Depositary Receipt

Cl — Class

As of December 31, 2024, all of the Fund's investments were considered Level 1, in accordance with the authoritative guidance on fair value measurements and disclosure under U.S. generally accepted accounting principles.

For more information on valuation inputs, see Note 2 in Notes to Financial Statements.

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND	HAMLIN HIGH DIVIDEND
EQUITY FUND
DECEMBER 31, 2024

STATEMENT OF ASSETS AND LIABILITIES

Assets:
Investments, at Value (Cost $967,392,595)	$1,455,075,380
Receivable for Capital Shares Sold	2,375,439
Dividends Receivable	1,918,158
Reclaim Receivable	126,410
Prepaid Expenses	66,407

Total Assets	1,459,561,794

Liabilities:
Payable for Capital Shares Redeemed	1,080,672
Payable due to Adviser	941,981
Payable due to Administrator	88,143
Chief Compliance Officer Fees Payable	5,097
Distribution Fees Payable (Investor Class Shares)	3,805
Payable due to Trustees	448
Other Accrued Expenses and Other Payables	86,785

Total Liabilities	2,206,931

Commitments & Contingencies†
Net Assets	$1,457,354,863

Net Assets Consist of:
Paid-in Capital	$958,530,860
Total Distributable Earnings	498,824,003
Net Assets	$1,457,354,863

Outstanding Shares of Beneficial Interest
Institutional Class Shares (unlimited authorization — no par value)	41,379,814
Investor Class Shares (unlimited authorization — no par value)	621,057
Net Asset Value, Offering and Redemption Price Per Share*
Institutional Class Shares ($1,435,772,784 ÷ 41,379,814 shares)	$34.70
Investor Class Shares ($21,582,079 ÷ 621,057 shares)	$34.75

†	See Note 5 in the Notes to Financial Statements.

*	Redemption price per share may vary depending on the length of time Shares are held.

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND	HAMLIN HIGH DIVIDEND
EQUITY FUND
FOR THE YEAR ENDED
DECEMBER 31, 2024

STATEMENT OF OPERATIONS

Investment Income:
Dividends	$38,758,234
Dividends from Master Limited Partnerships	4,289,171
Less: Return of Capital Distributions	(4,289,171)

Total Investment Income	38,758,234

Expenses:
Investment Advisory Fees	11,458,648
Administration Fees	989,318
Distribution Fees (Investor Class Shares)	43,173
Trustees' Fees	22,643
Chief Compliance Officer Fees	10,396
Shareholder Servicing Fees (Investor Class Shares)	8,635
Transfer Agent Fees	95,389
Registration and Filing Fees	56,016
Printing Fees	54,394
Custodian Fees	51,051
Legal Fees	36,443
Audit Fees	25,027
Other Expenses	37,451

Total Expenses	12,888,584

Less:
Waiver of Investment Advisory Fees	(1,346,455)

Net Expenses	11,542,129

Net Investment Income	27,216,105

Net Realized Gain on Investments	70,467,158
Net Change in Unrealized Appreciation (Depreciation) on Investments	143,205,529

Net Realized and Unrealized Gain on Investments	213,672,687

Net Increase in Net Assets Resulting from Operations	$240,888,792

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND	HAMLIN HIGH DIVIDEND
EQUITY FUND

STATEMENTS OF CHANGES IN NET ASSETS

	Year	Year
	Ended	Ended
	December 31,	December 31,
	2024	2023
Operations:
Net Investment Income	$27,216,105	$24,959,035
Net Realized Gain (Loss)	70,467,158	(1,065,598)
Net Change in Unrealized Appreciation (Depreciation)	143,205,529	121,742,615
Net Increase (Decrease) in Net Assets Resulting From Operations	240,888,792	145,636,052

Distribution of Income:
Institutional Class Shares	(80,999,445)	(24,041,333)
Investor Class Shares	(1,068,523)	(265,338)

Return of Capital:
Institutional Class Shares	-	(1,061,130)
Investor Class Shares	-	(11,711)
Total Distributions	(82,067,968)	(25,379,512)

Capital Share Transactions:(1)
Institutional Class Shares:
Issued	213,118,790	230,513,619
Reinvestment of Distributions	74,551,807	22,898,232
Redeemed	(205,574,521)	(181,076,904)

Increase in Net Assets From Institutional Class Shares Transactions	82,096,076	72,334,947
Investor Class Shares:
Issued	5,328,476	4,111,214
Reinvestment of Distributions	1,067,075	276,585
Redeemed	(2,018,135)	(3,409,254)

Increase in Net Assets From Investor Class Shares Transactions	4,377,416	978,545

Net Increase in Net Assets From Share Transactions	86,473,492	73,313,492

Total Increase in Net Assets	245,294,316	193,570,032

Net Assets:
Beginning of Year	1,212,060,547	1,018,490,515
End of Year	$1,457,354,863	$1,212,060,547

(1)	For share transactions, see Note 6 in the Notes to Financial Statements. Amounts designated as “-“ are $0.

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND	HAMLIN HIGH DIVIDEND
EQUITY FUND

FINANCIAL HIGHLIGHTS

      Selected Per Share Data & Ratios
For a Share Outstanding Throughout The Year

	Years Ended December 31,
	2024	2023	2022	2021	2020
Institutional Class Shares
Net Asset Value, Beginning of Year	$30.71	$27.61	$29.85	$23.79	$23.56
Income (Loss) from Investment Operations:
Net Investment Income*	0.68	0.65	0.70	0.69	0.62
Net Realized and Unrealized Gain (Loss)	5.35	3.10	(1.76)	6.68	0.39
Total from Investment Operations	6.03	3.75	(1.06)	7.37	1.01
Dividends and Distributions:
Net Investment Income	(0.71)	(0.62)	(0.64)	(0.67)	(0.60)
Net Realized Gains	(1.33)	—	(0.51)	(0.62)	—
Return of Capital	—	(0.03)	(0.03)	(0.02)	(0.18)
Total Dividends and Distributions	(2.04)	(0.65)	(1.18)	(1.31)	(0.78)
Net Asset Value, End of Year	$34.70	$30.71	$27.61	$29.85	$23.79
Total Return†	19.80%	13.67%	(3.45)%	31.26%	4.68%
Ratios and Supplemental Data
Net Assets, End of Year (Thousands)	$1,435,773	$1,196,754	$1,005,657	$795,408	$605,030
Ratio of Expenses to Average Net Assets	0.85%	0.85%	0.85%	0.85%	0.85%
Ratio of Expenses to Average Net Assets (Excluding Waivers, Reimbursements and Fees Paid Indirectly)	0.95%	0.97%	0.98%	1.00%	1.01%
Ratio of Net Investment Income to Average Net Assets	2.02%	2.26%	2.49%	2.49%	2.92%
Portfolio Turnover Rate	19%	15%	27%	31%	88%

*	Per share data calculated using average shares method.

†	Return shown does not reflect the deductions of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Total return would have been lower had the Adviser not waived its fee and/or reimbursed other expenses.

Amounts designated as “-“ are $0.

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND	HAMLIN HIGH DIVIDEND
EQUITY FUND

FINANCIAL HIGHLIGHTS

Selected Per Share Data & Ratios

For a Share Outstanding Throughout The Year

	Years Ended December 31,
	2024	2023	2022	2021	2020
Investor Class Shares
Net Asset Value, Beginning of Year	$30.76	$27.66	$29.90	$23.83	$23.60
Income (Loss) from Investment Operations:
Net Investment Income*	0.59	0.56	0.60	0.60	0.54
Net Realized and Unrealized Gain (Loss)	5.34	3.11	(1.75)	6.70	0.40
Total from Investment Operations	5.93	3.67	(1.15)	7.30	0.94
Dividends and Distributions:
Net Investment Income	(0.61)	(0.55)	(0.55)	(0.59)	(0.54)
Net Realized Gains	(1.33)	—	(0.51)	(0.62)	—
Return of Capital	—	(0.02)	(0.03)	(0.02)	(0.17)
Total Dividends and Distributions	(1.94)	(0.57)	(1.09)	(1.23)	(0.71)
Net Asset Value, End of Year	$34.75	$30.76	$27.66	$29.90	$23.83
Total Return†	19.44%	13.33%	(3.75)%	30.88%	4.36%
Ratios and Supplemental Data
Net Assets, End of Year (Thousands)	$21,582	$15,306	$12,834	$12,530	$10,419
Ratio of Expenses to Average Net Assets	1.15%	1.15%	1.15%	1.15%	1.15%
Ratio of Expenses to Average Net Assets (Excluding Waivers, Reimbursements and Fees Paid Indirectly)	1.25%	1.27%	1.28%	1.30%	1.31%
Ratio of Net Investment Income to Average Net Assets	1.74%	1.96%	2.14%	2.15%	2.56%
Portfolio Turnover Rate	19%	15%	27%	31%	88%

*	Per share data calculated using average shares method.

†	Return shown does not reflect the deductions of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Total return would have been lower had the Adviser not waived its fee and/or reimbursed other expenses.

Amounts designated as “-“ are $0.

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND	HAMLIN HIGH DIVIDEND
EQUITY FUND
DECEMBER 31, 2024

NOTES TO FINANCIAL STATEMENTS

1.	Organization:

The Advisors’ Inner Circle Fund (the “Trust”) is organized as a Massachusetts business trust under an Amended and Restated Agreement and Declaration of Trust dated February 18, 1997. The Trust is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company with 27 funds. The financial statements herein are those of the Hamlin High Dividend Equity Fund (the “Fund”). The Fund is diversified and its investment objective is to seek high current income and long-term capital appreciation. The financial statements of the remaining funds of the Trust are presented separately. The assets of the Fund are segregated, and a shareholder’s interest is limited to the fund in which shares are held.

2.	Significant Accounting Policies:

The accompanying financial statements have been prepared in conformity with U.S. generally accepted accounting principles ("U.S. GAAP") and are presented in U.S. dollars which is the functional currency of the Fund. The Fund is an investment company and therefore applies the accounting and reporting guidance issued by the U.S. Financial Accounting Standards Board ("FASB") in Accounting Standards Codification ("ASC") Topic 946, Financial Services -- Investment Companies. The following are significant accounting policies which are consistently followed in the preparation of the financial statements.

Use of Estimates — The preparation of financial statements requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities as of the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates and such differences could be material.

Security Valuation — Securities listed on a securities exchange, market or automated quotation system for which quotations are readily available (except for securities traded on NASDAQ), including securities traded over the counter, are valued at the last quoted sale price on an exchange or market (foreign or domestic) on which they are traded on the valuation date (or at approximately 4:00 pm ET if a security’s primary exchange is normally open at that time), or, if there is no such reported sale, at the most recent quoted bid price. For securities traded on the NASDAQ Stock Market (the “NASDAQ”), the NASDAQ Official Closing Price will be used. The prices for foreign securities are reported in local currency and converted to U.S. dollars using currency exchange rates.

THE ADVISORS’ INNER CIRCLE FUND	HAMLIN HIGH DIVIDEND
EQUITY FUND
DECEMBER 31, 2024

Securities for which market prices are not “readily available” are valued in accordance with fair value procedures (the "Fair Value Procedures") established by the Adviser and approved by the Trust's Board of Trustees (the “Board”). Pursuant to Rule 2a-5 under the 1940 Act, the Board has designated Hamlin Capital Management, LLC (the “Adviser”) as the "valuation designee" to determine the fair value of securities and other instruments for which no readily available market quotations are available. The Fair Value Procedures are implemented through a Fair Value Committee (the “Committee”) of the Adviser.

Some of the more common reasons that may necessitate that a security be valued using fair value procedures include: the security’s trading has been halted or suspended; the security has been de-listed from a national exchange; the security’s primary trading market is temporarily closed at a time, when under normal conditions, it would be open; the security has not been traded for an extended period of time; the security’s primary pricing source is not able or willing to provide a price; or trading of the security is subject to local government-imposed restrictions. In addition, the Fund may fair value its securities if an event that may materially affect the value of the Fund’s securities that traded outside of the United States (a “Significant Event”) has occurred between the time of the security’s last close and the time that the Fund calculates its net asset value. A Significant Event may relate to a single issuer or to an entire market sector. Events that may be Significant Events include, but are not limited to: government actions, natural disasters, armed conflict, acts of terrorism and significant market fluctuations. If the Adviser becomes aware of a Significant Event that has occurred with respect to a security or group of securities after the closing of the exchange or market on which the security or securities principally trade, but before the time at which the Fund calculates its net asset value, it may request that a Committee meeting be called. When a security is valued in accordance with the fair value procedures, the Committee will determine the value after taking into consideration relevant information reasonably available to the Committee.

In accordance with the authoritative guidance on fair value measurements and disclosure under U.S. GAAP, the Fund discloses fair value of its investments in a hierarchy that prioritizes the inputs to valuation techniques used to measure the fair value. The objective of a fair value measurement is to determine the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (an exit price). Accordingly, the fair value hierarchy gives the highest priority to quoted prices (unadjusted) in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). The three levels of the fair value hierarchy are described below:

THE ADVISORS’ INNER CIRCLE FUND	HAMLIN HIGH DIVIDEND
EQUITY FUND
DECEMBER 31, 2024

●	Level 1 — Unadjusted quoted prices in active markets for identical, unrestricted assets or liabilities that the Fund has the ability to access at the measurement date;

●	Level 2 — Other significant observable inputs (includes quoted prices for similar securities, interest rates, prepayment speeds, credit risk, referenced indices, quoted prices in inactive markets, adjusted quoted prices in active markets, adjusted quoted prices on foreign equity securities that were adjusted in accordance with pricing procedures approved by the Board, etc.); and

●	Level 3 — Prices, inputs or proprietary modeling techniques which are both significant to the fair value measurement and unobservable (supported by little or no market activity).

Investments are classified within the level of the lowest significant input considered in determining fair value. Investments classified within Level 3 whose fair value measurement considers several inputs may include Level 1 or Level 2 inputs as components of the overall fair value measurement.

Federal Income Taxes — It is the Fund’s intention to continue to qualify as a regulated investment company for Federal income tax purposes by complying with the appropriate provisions of Subchapter M of the Internal Revenue Code of 1986 (the “Code”), as amended. Accordingly, no provision for Federal income taxes has been made in the financial statements.

The Fund evaluates tax positions taken or expected to be taken in the course of preparing the Fund’s tax returns to determine whether it is “more-likely-than-not” (i.e., greater than 50-percent) that each tax position will be sustained upon examination by a taxing authority based on the technical merits of the position. Tax positions not deemed to meet the more-likely-than-not threshold are recorded as a tax benefit or expense in the current year. The Fund did not record any tax provision in the current period. However, management’s conclusions regarding tax positions taken may be subject to review and adjustment at a later date based on factors including, but not limited to, examination by tax authorities (i.e., the last 3 year ends, as applicable), on-going analysis of and changes to tax laws, regulations and interpretations thereof.

THE ADVISORS’ INNER CIRCLE FUND	HAMLIN HIGH DIVIDEND
EQUITY FUND
DECEMBER 31, 2024

As of and during the year ended December 31, 2024, the Fund did not have a liability for any unrecognized tax benefits. The Fund recognizes interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the Statement of Operations. For the year ended December 31, 2024, the Fund did not recognize any interest or penalties.

Security Transactions and Investment Income — Security transactions are accounted for on trade date basis for financial reporting purposes. Costs used in determining realized gains and losses on the sale of investment securities are based on the specific identification method. Dividend income is recorded on the ex-dividend date. Interest income is recognized on the accrual basis from settlement date. Certain dividends from foreign securities will be recorded as soon as the Fund is informed of the dividend, if such information is obtained subsequent to the ex-dividend date.

Return of Capital Estimates — Distributions received from investments in master limited partnerships (“MLPs”) generally are comprised of income and return of capital. The Fund records investment income and return of capital based on estimates made at the time such distributions are received. Such estimates are based on historical information available from each MLP and other industry sources. These estimates may subsequently be revised based on information received from MLPs after their tax reporting periods are concluded.

Investments in REITs — Dividend income from Real Estate Investment Trusts (“REITs”) is recorded based on the income included in distributions received from the REIT investments using published REIT reclassifications, including some management estimates when actual amounts are not available. Distributions received in excess of this estimated amount are recorded as a reduction of the cost of investments or reclassified to capital gains. The actual amounts of income, return of capital, and capital gains are only determined by each REIT after its fiscal year-end, and may differ from the estimated amounts.

Master Limited Partnerships — Entities commonly referred to as “MLPs” are generally organized under state law as limited partnerships or limited liability companies. The Fund intends to primarily invest in MLPs receiving partnership taxation treatment under the Internal Revenue Code of 1986, and whose interests or “units” are traded on securities exchanges like shares of corporate stock. To be treated as a partnership for U.S. federal income tax purposes, an MLP whose units are traded on a securities exchange must receive at least 90% of its income from qualifying sources such as interest, dividends, real estate rents, gain from the sale or disposition of real property, income and gain from mineral or natural resources activities, income and gain from the transportation or storage of certain fuels, and, in certain circumstances, income and gain from commodities or futures, forwards and options with respect to commodities. Mineral or natural resources activities include exploration, development, production, processing, mining, refining, marketing and transportation (including pipelines) of oil and gas, minerals, geothermal energy, fertilizer, timber or industrial source carbon dioxide. An MLP consists of a general partner and limited partners (or in the case of MLPs organized as limited liability companies, a managing member and members). The general partner or managing member typically controls the operations and management of the MLP and has an ownership stake in the partnership. The limited partners or members, through their ownership of limited partner or member interests, provide capital to the entity, are intended to have no role in the operation and management of the entity and receive cash distributions. An investment in MLP units involves certain risks which differ from an investment in the securities of a corporation. Holders of MLP units have limited control and voting rights on matters affecting the partnership. In addition, there are certain tax risks associated with an investment in MLP units and conflicts of interest exist between common unit holders and the general partner, including those arising from incentive distribution payments. As a partnership, an MLP has no tax liability at the entity level. If, as a result of a change in current law or a change in an MLP’s business, an MLP were treated as a corporation for federal income tax purposes, such MLP would be obligated to pay federal income tax on its income at the corporate tax rate. If an MLP were classified as a corporation for federal income tax purposes, the amount of cash available for distribution by the MLP would be reduced and distributions received by investors would be taxed under federal income tax laws applicable to corporate dividends (as dividend income, return of capital, or capital gain). Therefore, treatment of an MLP as a corporation for federal income tax purposes would result in a reduction in the after-tax return to investors, likely causing a reduction in the value of the Fund’s shares.

THE ADVISORS’ INNER CIRCLE FUND	HAMLIN HIGH DIVIDEND
EQUITY FUND
DECEMBER 31, 2024

Classes — Class specific expenses, such as distribution fees, are borne by that class of shares. Income, realized and unrealized gains/losses and non-class specific expenses are allocated to the respective class on the basis of relative net assets.

Expenses — Expenses that are directly related to the Fund are charged to the Fund. Other operating expenses of the Trust are prorated to the funds based on the number of funds and/or relative daily net assets.

Dividends and Distributions to Shareholders — The Fund distributes substantially all of its net investment income semi-annually. Distributions from net realized capital gains, if any, are declared and paid annually. All distributions are recorded on the ex-dividend date.

THE ADVISORS’ INNER CIRCLE FUND	HAMLIN HIGH DIVIDEND
EQUITY FUND
DECEMBER 31, 2024

Redemption Fees — The Fund retains redemption fees of 2.00% on redemptions of capital shares held for less than 7 days. Such fees are retained by the Fund for the benefit of the remaining shareholders and are recorded as additions to fund capital. For the year ended December 31, 2024, the Fund retained no fees.

Line of Credit — The Fund entered into an agreement, which may be renewed annually, which enables it to participate in a $50 million unsecured committed revolving line of credit on a first come, first serve basis, with U.S. Bank National Association (the “Custodian”) which expires July 28, 2025. The proceeds from the borrowings shall be used to finance the Fund’s short-term general working capital requirements, including the funding of shareholder redemptions. Interest is charged to the Fund based on its borrowings during the year at the Custodian’s current reference rate. As of December 31, 2024, there were no borrowings outstanding.

3.	Transactions with Affiliates:

Certain officers of the Trust are also officers of SEI Investments Global Funds Services (the “Administrator”), a wholly owned subsidiary of SEI Investments Company, and/or SEI Investments Distribution Co. (the “Distributor”). Such officers are paid no fees by the Trust, other than the Chief Compliance Officer (“CCO”) as described below, for serving as officers of the Trust.

A portion of the services provided by the CCO and his staff, who are employees of the Administrator, are paid for by the Trust as incurred. The services include regulatory oversight of the Trust’s advisors and service providers, as required by SEC regulations. The CCO’s services and fees have been approved by and are reviewed by the Board.

4.	Administration, Distribution, Shareholder Servicing, Custodian and Transfer Agent Agreements:

The Fund and the Administrator are parties to an Administration Agreement under which the Administrator provides administrative services to the Fund. For these services, the Administrator is paid an asset-based fee, which will vary depending on the number of share classes and the average daily net assets of the Fund. For the year ended December 31, 2024, the Fund was charged $989,318 for these services.

THE ADVISORS’ INNER CIRCLE FUND	HAMLIN HIGH DIVIDEND
EQUITY FUND
DECEMBER 31, 2024

The Fund has adopted the Distribution Plan (the “Plan”) for the Investor Class Shares. Under the Plan, the Distributor, or third parties that enter into agreements with the Distributor, may receive up to 0.25% of the Fund’s average daily net assets attributable to Investor Class Shares as compensation for distribution services. The Distributor will not receive any compensation for the distribution of Institutional Class Shares of the Fund. For the year ended December 31, 2024, the Fund’s Investor Class Shares incurred $43,172 of distribution fees, an effective rate of 0.25%.

The Fund has entered into shareholder servicing agreements with third-party service providers pursuant to which the service providers provide certain shareholder services to Fund shareholders (the “Service Plan”). Under the Service Plan, the Fund may pay service providers a fee at a rate of up to 0.25% annually of the average daily net assets attributable to Investor Class Shares, subject to the arrangement for provision of shareholder and administrative services. For the year ended December 31, 2024, the Fund’s Investor Class Shares incurred $8,635 of shareholder servicing fees, an effective rate of 0.05%.

U.S. Bank National Association serves as Custodian (the “Custodian”) for the Fund. The Custodian plays no role in determining the investment policies of the Fund or which securities are to be purchased or sold by the Fund.

SS&C Global Investor & Distribution Solutions, Inc. serves as the transfer agent and dividend disbursing agent for the Fund under a transfer agency agreement with the Trust. The Fund is able to earn cash management credits to offset transfer agent expenses. During the year ended December 31, 2024, the Fund did not earn any cash management credits.

5.	Investment Advisory Agreement:

Under the terms of an investment advisory agreement, Hamlin Capital Management, LLC (the “Adviser”) provides investment advisory services to the Fund at a fee, which is calculated daily and paid monthly at an annual rate of 0.85% of the Fund’s average daily net assets. The Adviser has contractually agreed to reduce fees and reimburse expenses to the extent necessary to keep the Institutional Class Shares’ total annual operating expenses (excluding interest, taxes, brokerage commissions, acquired fund fees and expenses, and extraordinary expenses) from exceeding 0.85% of the Fund’s Institutional Class Shares’ average daily net assets until April 30, 2025. The Adviser has contractually agreed to reduce fees and reimburse expenses to the extent necessary to keep the Investor Class Shares’ total annual operating expenses (excluding 12b-1 fees, shareholder servicing fees, interest, taxes, brokerage commissions, acquired fund fees and expenses, and extraordinary expenses) from exceeding 0.85% of the Fund’s Investor Class Shares’ average daily net assets until April 30, 2025. This Agreement may be terminated: (i) by the Board of Trustees (the “Board”) of The Advisors’ Inner Circle Fund (the “Trust”), for any reason at any time; or (ii) by the Adviser, upon ninety (90) days’ prior written notice to the Trust, effective as of the close of business on April 30, 2025. In addition, if at any point it becomes unnecessary for the Adviser to reduce fees or make expense reimbursements, the board may permit the Adviser to retain the difference between total annual operating expenses and 0.85% to recapture all or a portion of its prior reductions or reimbursements made during the preceding three-year period. During the year ended December 31, 2024, the Fund did not recoup any previously waived fees.

THE ADVISORS’ INNER CIRCLE FUND	HAMLIN HIGH DIVIDEND
EQUITY FUND
DECEMBER 31, 2024

As of December 31, 2024, the amount the Adviser may seek as reimbursement of previously waived fees and reimbursed expenses is as follows:

	Subject to
	Repayment until
Period	December 31:	Amount
01/01/2022 – 12/31/2022	2025	$1,174,490
01/01/2023 – 12/31/2023	2026	1,299,667
01/01/2024 – 12/31/2024	2027	1,346,445
		$3,820,602

6.	Share Transactions:

	Year Ended	Year Ended
	December 31, 2024	December 31, 2023
Share Transactions:
Institutional Class Shares
Issued	6,342,823	8,069,995
Reinvestment of Distributions	2,174,086	768,272
Redeemed	(6,106,974)	(6,293,125)
Net Institutional Class Shares Capital Share Transactions	2,409,935	2,545,142
Investor Class Shares
Issued	151,832	139,705
Reinvestment of Distributions	31,060	9,259
Redeemed	(59,412)	(115,356)
Net Investor Class Shares Capital Share Transactions	123,480	33,608

Net Increase in Shares Outstanding From Share Transactions	2,533,415	2,578,750

THE ADVISORS’ INNER CIRCLE FUND	HAMLIN HIGH DIVIDEND
EQUITY FUND
DECEMBER 31, 2024

7.	Investment Transactions:

For the year ended December 31, 2024, the Fund made purchases of $275,890,034 and sales of $248,332,176 in investment securities other than long-term U.S. Government and short-term securities. There were no purchases or sales of long-term U.S. Government securities.

8.	Federal Tax Information:

The amount and character of income and capital gain distributions to be paid, if any, are determined in accordance with Federal income tax regulations, which may differ from U.S. GAAP. As a result, net investment income (loss) and net realized gain (loss) on investment transactions for a reporting period may differ significantly from distributions during such period. These book/tax differences may be temporary or permanent. The permanent differences are primarily related to reclass of distributions, reclasses for real estate investment trusts, and master limited partnership adjustments. To the extent these differences are permanent, they are charged or credited to paid-in capital and distributable earnings, in the period that the differences arise.

During the fiscal year ended December 31, 2024, there were permanent differences credited or charged to Paid-in Capital and Distributable Earnings, primarily due to prior year true-up adjustments.

Distributable
Earnings	Paid-in Capital
$10,214	$(10,214)

The tax character of dividends and distributions paid during the years ended December 31, 2023 and December 31, 2024, was as follows:

	Ordinary	Long-Term	Return of
Period	Income	Capital Gain	Capital	Total
2024	$27,433,773	$54,634,195	$–	$82,067,968
2023	24,306,671	–	1,072,841	25,379,512

As of December 31, 2024, the components of distributable earnings on a tax basis were as follows:

Undistributed Long-Term Capital Gain	$13,664,501
Unrealized Appreciation	485,159,508
Other Temporary Differences	(6)
Total Distributable Earnings (Losses)	$498,824,003

THE ADVISORS’ INNER CIRCLE FUND	HAMLIN HIGH DIVIDEND
EQUITY FUND
DECEMBER 31, 2024

The difference between Federal tax cost and book cost is primarily due to wash sales, partnerships and real estate investment trust.

The Federal tax cost and aggregate gross unrealized appreciation and depreciation on investments (including foreign currency and derivatives, if applicable) held by the Fund at December 31, 2024 were as follows:

	Aggregate	Aggregate
	Gross	Gross	Net
Federal Tax	Unrealized	Unrealized	Unrealized
Cost	Appreciation	Depreciation	Appreciation
$969,915,872	$497,131,132	($11,971,624)	$485,159,508

For Federal income tax purposes, capital loss carryforwards may be carried forward and applied against future capital gains. During the year ended December 31, 2024, the fund utilized $1,836,538 of capital loss carryforward to offset capital gains.

9.	Concentration of Risks:

As with all mutual funds, there is no guarantee that a Fund will achieve its investment objective. You could lose money by investing in a Fund. A Fund share is not a bank deposit and it is not insured or guaranteed by the Federal Deposit Insurance Corporation (“FDIC”) or any government agency. The principal risk factors affecting shareholders’ investments in the Fund are set forth below.

Equity Risk – Since it purchases equity securities, the Fund is subject to the risk that stock prices will fall over short or extended periods of time. This price volatility is the principal risk of investing in the Fund. In addition, the impact of any epidemic, pandemic or natural disaster, or widespread fear that such events may occur, could negatively affect the global economy, as well as the economies of individual countries, the financial performance of individual companies and sectors, and the markets in general in significant and unforeseen ways. Any such impact could adversely affect the prices and liquidity of the securities and other instruments in which the Fund invests, which in turn could negatively impact the Fund’s performance and cause losses on your investment in the Fund.

Dividend Paying Stocks Risk – The Fund’s emphasis on dividend-paying stocks involves the risk that such stocks may fall out of favor with investors and underperform the market. Also, a company may reduce or eliminate its dividend.

THE ADVISORS’ INNER CIRCLE FUND	HAMLIN HIGH DIVIDEND
EQUITY FUND
DECEMBER 31, 2024

Dividend Tax Risk – The U.S. Federal Internal Revenue Code provides for favorable tax treatment for dividends relative to historic treatment. There can be no assurance that this favorable treatment exists in perpetuity, and certain changes to the U.S. Federal Internal Revenue Code that alter the tax status of dividend income may result in a decline in portfolio value.

Mid-Capitalization Company Risk – The mid-capitalization companies in which the Fund may invest may have limited product lines, markets and financial resources, and may depend upon a relatively small management group. Therefore, mid-cap stocks may be more volatile than those of larger companies.

Sector Risk – Given the Fund’s focus on dividend-paying securities, the Fund may, from time to time, have a greater exposure to higher dividend yield sectors and industries than the broad equity market. As a result, the value of the Fund’s shares may be especially sensitive to factors and economic risks that specifically affect those sectors. The Fund’s share price may fluctuate more widely than the value of shares of a mutual fund that invests in a broader range of sectors. The specific risks for each of the sectors in which the Fund may focus its investments include the additional risks described below:

●  Financial Services - Companies in the financial services sector are subject to extensive governmental regulation which may limit both the amounts and types of loans and other financial commitments they can make, the interest rates and fees they can charge, the scope of their activities, the prices they can charge and the amount of capital they must maintain.

●  Consumer Staples - Companies in the consumer staples sector are subject to government regulation affecting their products which may negatively impact such companies’ performance. The success of food, beverage, household and personal products companies may be strongly affected by consumer interest, marketing campaigns and other factors affecting supply and demand.

●  Consumer Discretionary - Companies in the consumer discretionary sector are subject to the performance of the overall international economy, interest rates, competition and consumer confidence. Success depends heavily on disposable household income and consumer spending.

●  Energy - Companies in the energy sector are subject to supply and demand, exploration and production spending, world events and economic conditions, swift price and supply fluctuations, energy conservation, the success of exploration projects, liabilities for environmental damage and general civil liabilities and tax and other governmental regulatory policies.

THE ADVISORS’ INNER CIRCLE FUND	HAMLIN HIGH DIVIDEND
EQUITY FUND
DECEMBER 31, 2024

Value Stock Risk – The Fund pursues a value approach to investing. If the Adviser’s assessment of a company’s value or prospects for exceeding earnings expectations or market conditions is wrong, the Fund could suffer losses or perform poorly relative to other funds.

Foreign Company Risk – Investing in foreign companies poses additional risks since political and economic events unique to a country or region will affect those markets and their issuers. In addition, periodic U.S. Government restrictions on investments in issuers from certain foreign countries may require the Fund to sell such investments at inopportune times, which could result in losses to the Fund.

REIT Risk – REITs are susceptible to the risks associated with direct ownership of real estate, such as: declines in property values; increases in property taxes, operating expenses, interest rates or competition; overbuilding; zoning changes; and losses from casualty or condemnation.

MLP Risk – MLPs often own several properties or businesses (or own interests) that are related to oil and gas industries or other natural resources, but they also may finance other projects. To the extent that an MLP’s interests are all in a particular industry, the MLP will be negatively impacted by economic events adversely impacting that industry. Additional risks of investing in an MLP also include those involved in investing in a partnership as opposed to a corporation, such as limited control of management, limited voting rights and tax risks.

10.	Concentration of Shareholders:

At December 31, 2024, 70% of Institutional Class Shares total shares outstanding were held by four record shareholders and 72% of Investor Class Shares total shares outstanding were held by two record shareholders each owning 10% or greater of the aggregate total shares outstanding. These shareholders were comprised of omnibus accounts that were held on behalf of various individual shareholders.

11.	Indemnifications:

In the normal course of business, the Fund enters into contracts that provide general indemnifications. The Fund’s maximum exposure under these arrangements is dependent on future claims that may be made against the Fund and, therefore, cannot be established; however, based on experience, the risk of loss from such claim is considered remote.

THE ADVISORS’ INNER CIRCLE FUND	HAMLIN HIGH DIVIDEND
EQUITY FUND
DECEMBER 31, 2024

12.	Recent Accounting Pronouncement:

In this reporting period, the Fund adopted FASB Accounting Standards Update 2023-07, Segment Reporting (Topic 280) - Improvements to Reportable Segment Disclosures (“ASU 2023-07”). Adoption of the new standard impacted financial statement disclosures only and did not affect the Fund’s financial position or the results of its operations. An operating segment is defined in Topic 280 as a component of a public entity that engages in business activities from which it may recognize revenues and incur expenses, has operating results that are regularly reviewed by the public entity’s chief operating decision maker (CODM) to make decisions about resources to be allocated to the segment and assess its performance, and has discrete financial information available. The management of the Fund’s Adviser acts as the Fund’s CODM. The Fund represents a single operating segment, as the CODM monitors the operating results of the Fund as a whole and the Fund’s long-term strategic asset allocation is pre-determined in accordance with the Fund’s single investment objective which is executed by the Fund’s portfolio managers as a team. The financial information in the form of the Fund’s schedule of investments, total returns, expense ratios and changes in net assets (i.e., changes in net assets resulting from operations, subscriptions and redemptions), which are used by the CODM to assess the segment’s performance versus the Fund’s comparative benchmarks and to make resource allocation decisions for the Fund’s single segment, is consistent with that presented within the Fund’s financial statements. Segment assets are reflected on the accompanying Statement of Assets and Liabilities as “total assets” and significant segment expenses are listed on the accompanying Statement of Operations.

13.	Subsequent Events:

The Fund has evaluated the need for additional disclosures and/or adjustments resulting from subsequent events through the date the financial statements were issued. Based on this evaluation, no additional disclosures and/or adjustments were required to the financial statements.

THE ADVISORS’ INNER CIRCLE FUND	HAMLIN HIGH DIVIDEND
EQUITY FUND
DECEMBER 31, 2024

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Shareholders of Hamlin High Dividend Equity Fund and the Board of Trustees of The Advisors’ Inner Circle Fund

Opinion on the Financial Statements

We have audited the accompanying statement of assets and liabilities of Hamlin High Dividend Equity Fund (the “Fund”) (one of the funds constituting The Advisors’ Inner Circle Fund (“the Trust”)), including the schedule of investments, as of December 31, 2024, and the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, the financial highlights for each of the five years in the period then ended and the related notes (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund (one of the funds constituting The Advisors’ Inner Circle Fund) at December 31, 2024, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended and its financial highlights for each of the five years in the period then ended, in conformity with U.S. generally accepted accounting principles.

Basis for Opinion

These financial statements are the responsibility of the Trust’s management. Our responsibility is to express an opinion on the Fund’s financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) ("PCAOB") and are required to be independent with respect to the Trust in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud. The Trust is not required to have, nor were we engaged to perform, an audit of the Trust’s internal control over financial reporting. As part of our audits, we are required to obtain an understanding of internal control over financial reporting, but not for the purpose of expressing an opinion on the effectiveness of the Trust’s internal control over financial reporting. Accordingly, we express no such opinion.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of December 31, 2024, by correspondence with the custodians. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. We believe that our audits provide a reasonable basis for our opinion.

We have served as the auditor of one or more Hamlin Capital Management investment companies since 2012.

Philadelphia, Pennsylvania

February 28, 2025

THE ADVISORS’ INNER CIRCLE FUND	HAMLIN HIGH DIVIDEND
EQUITY FUND
DECEMBER 31, 2024

NOTICE TO SHAREHOLDERS (Unaudited)

For shareholders that do not have a December 31, 2024 tax year end, this notice is for informational purposes only. For shareholders with a December 31, 2024 tax year end, please consult your tax advisor as to the pertinence of this notice. For the fiscal year ended December 31, 2024, the Fund is designating the following items with regard to distributions paid during the year.

Return of Capital	Long-Term Capital Distribution	Ordinary Income Distributions	Total Distributions	Qualifying for Corporate Dividends Rec. Deduction(1)	Qualifying Dividend Income(2)	U.S. Government Interest(3)	Interest Related Dividend(4)	Short-Term Capital Gain Dividends(5)
0.00%	66.57%	33.43%	100.00%	100.00%	100.00%	0.00%	0.00%	0.00%

(1)	Qualifying dividends represent dividends which qualify for the corporate dividend received deduction and are reflected as a percentage of ordinary income distributions (the total of short-term capital gain and net investment income distributions).

(2)	The percentage in this column represents the amount of “Qualifying Dividend Income” as created by the Jobs and Growth Tax Relief Reconciliation Act of 2003 and is reflected as a percentage of ordinary income distributions (the total of short-term capital gain and net investment income distributions). It is the intention of the Fund to designate the maximum amount permitted by law.

(3)	“U.S. Government Interest” represents the amount of interest that was derived from direct U.S. Government obligations and distributed during the fiscal year. This amount is reflected as a percentage of ordinary income.

(4)	The percentage in this column represents the amount of “Interest Related Dividend” and is reflected as a percentage of net investment income distributions that is exempt from U.S. withholding tax when paid to foreign investors.

(5)	The percentage in this column represents the amount of “Short-Term Capital Gain Dividends” and is reflected as a percentage of short-term capital gain distributions that is exempt from U.S. withholding tax when paid to foreign investors.

The information reported herein may differ from the information and distributions taxable to the shareholder for the calendar year ended December 31, 2024. Complete information will be computed and reported with your 2024 Form 1099-DIV.

THE ADVISORS’ INNER CIRCLE FUND	HAMLIN HIGH DIVIDEND
EQUITY FUND
DECEMBER 31, 2024
(Unaudited)

OTHER INFORMATION - FORM N-CSR ITEMS 8-11

Item 8. Changes in and Disagreements with Accountants for Open-End Management Investment Companies.

Not applicable.

Item 9. Proxy Disclosures for Open-End Management Investment Companies.

There were no matters submitted to a vote of shareholders during the period covered by this report.

Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies.

Included within the Statement(s) of Operations of the financial statements filed under Item 7.

Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract.

Pursuant to Section 15 of the Investment Company Act of 1940 (the “1940 Act”), the Fund’s advisory agreement (the “Agreement”) must be renewed at least annually after its initial two-year term: (i) by the vote of the Board of Trustees (the “Board” or the “Trustees”) of The Advisors’ Inner Circle Fund (the “Trust”) or by a vote of a majority of the shareholders of the Fund; and (ii) by the vote of a majority of the Trustees who are not parties to the Agreement or “interested persons” of any party thereto, as defined in the 1940 Act (the “Independent Trustees”), cast in person at a meeting called for the purpose of voting on such renewal.

A Board meeting was held on November 19–20, 2024 to decide whether to renew the Agreement for an additional one-year term. In preparation for the meeting, the Trustees requested that the Adviser furnish information necessary to evaluate the terms of the Agreement. Prior to the meeting, the Independent Trustees of the Fund met to review and discuss the information provided and submitted a request for additional information to the Adviser, and information was provided in response to this request. The Trustees used this information, as well as other information that the Adviser and other service providers of the Fund presented or submitted to the Board at the meeting and other meetings held during the prior year, to help them decide whether to renew the Agreement for an additional year.

Specifically, the Board requested and received written materials from the Adviser and other service providers of the Fund regarding: (i) the nature, extent and quality of the Adviser’s services; (ii) the Adviser’s investment management personnel; (iii) the Adviser’s operations and financial condition; (iv) the Adviser’s brokerage practices (including any soft dollar arrangements) and investment strategies; (v) the Fund’s advisory fee paid to the Adviser and overall fees and operating expenses compared with a peer group of mutual funds; (vi) the level of the Adviser’s profitability from its relationship with the Fund, including both direct and indirect benefits accruing to the Adviser and its affiliates; (vii) the Adviser’s potential economies of scale; (viii) the Adviser’s compliance program, including a description of material compliance matters and material compliance violations; (ix) the Adviser’s policies on and compliance procedures for personal securities transactions; and (x) the Fund’s performance compared with a peer group of mutual funds and the Fund’s benchmark indices.

THE ADVISORS’ INNER CIRCLE FUND	HAMLIN HIGH DIVIDEND
EQUITY FUND
DECEMBER 31, 2024
(Unaudited)

Representatives from the Adviser, along with other Fund service providers, presented additional information and participated in question and answer sessions at the Board meeting to help the Trustees evaluate the Adviser’s services, fee and other aspects of the Agreement. The Independent Trustees received advice from independent counsel and met in executive sessions outside the presence of Fund management and the Adviser.

At the Board meeting, the Trustees, including all of the Independent Trustees, based on their evaluation of the information provided by the Adviser and other service providers of the Fund, renewed the Agreement. In considering the renewal of the Agreement, the Board considered various factors that they determined were relevant, including: (i) the nature, extent and quality of the services provided by the Adviser; (ii) the investment performance of the Fund and the Adviser; (iii) the costs of the services provided and profits realized by the Adviser from its relationship with the Fund, including both direct and indirect benefits accruing to the Adviser and its affiliates; (iv) the extent to which economies of scale are being realized by the Adviser; and (v) whether fee levels reflect such economies of scale for the benefit of Fund investors, as discussed in further detail below.

Nature, Extent and Quality of Services Provided by the Adviser

In considering the nature, extent and quality of the services provided by the Adviser, the Board reviewed the portfolio management services provided by the Adviser to the Fund, including the quality and continuity of the Adviser’s portfolio management personnel, the resources of the Adviser, and the Adviser’s compliance history and compliance program. The Trustees reviewed the terms of the Agreement. The Trustees also reviewed the Adviser’s investment and risk management approaches for the Fund. The most recent investment adviser registration form (“Form ADV”) for the Adviser was available to the Board, as was the response of the Adviser to a detailed series of questions which included, among other things, information about the investment advisory services provided by the Adviser to the Fund.

THE ADVISORS’ INNER CIRCLE FUND	HAMLIN HIGH DIVIDEND
EQUITY FUND
DECEMBER 31, 2024
(Unaudited)

The Trustees also considered other services provided to the Fund by the Adviser such as selecting broker-dealers for executing portfolio transactions, monitoring adherence to the Fund’s investment restrictions, and monitoring compliance with various Fund policies and procedures and with applicable securities laws and regulations. Based on the factors above, as well as those discussed below, the Board concluded, within the context of its full deliberations, that the nature, extent and quality of the services provided to the Fund by the Adviser were sufficient to support renewal of the Agreement.

Investment Performance of the Fund and the Adviser

The Board was provided with regular reports regarding the Fund’s performance over various time periods. The Trustees also reviewed reports prepared by the Fund’s administrator comparing the Fund’s performance to its benchmark indices and a peer group of mutual funds as classified by Lipper, an independent provider of investment company data, over various periods of time. Representatives from the Adviser provided information regarding and led discussions of factors impacting the performance of the Fund, outlining current market conditions and explaining their expectations and strategies for the future. The Trustees determined that the Fund’s performance was satisfactory, or, where the Fund’s performance was materially below its benchmarks and/or peer group, the Trustees were satisfied by the reasons for the underperformance and/or the steps taken by the Adviser in an effort to improve the performance of the Fund. Based on this information, the Board concluded, within the context of its full deliberations, that the investment results that the Adviser had been able to achieve for the Fund were sufficient to support renewal of the Agreement.

Costs of Advisory Services, Profitability and Economies of Scale

In considering the advisory fee payable by the Fund to the Adviser, the Trustees reviewed, among other things, a report of the advisory fee paid to the Adviser. The Trustees also reviewed reports prepared by the Fund’s administrator comparing the Fund’s net and gross expense ratios and advisory fee to those paid by a peer group of mutual funds as classified by Lipper. The Trustees reviewed the management fees charged by the Adviser to other clients with comparable mandates. The Trustees considered any differences in management fees and took into account the respective demands, resources and complexity associated with the Fund and other client accounts as well as the extensive regulatory, compliance and tax regimes to which the Fund is subject. The Board concluded, within the context of its full deliberations, that the advisory fee was reasonable in light of the nature and quality of the services rendered by the Adviser.

THE ADVISORS’ INNER CIRCLE FUND	HAMLIN HIGH DIVIDEND
EQUITY FUND
DECEMBER 31, 2024
(Unaudited)

The Trustees reviewed the costs of services provided by and the profits realized by the Adviser from its relationship with the Fund, including both direct benefits and indirect benefits, such as research and brokerage services received under soft dollar arrangements, accruing to the Adviser and its affiliates. The Trustees considered how the Adviser’s profitability was affected by factors such as its organizational structure and method for allocating expenses. The Trustees concluded that the profit margins of the Adviser with respect to the management of the Fund were not unreasonable. The Board also considered the Adviser’s commitment to managing the Fund and its willingness to continue its expense limitation and fee waiver arrangement with the Fund.

The Trustees considered the Adviser’s views relating to economies of scale in connection with the Fund as Fund assets grow and the extent to which the benefits of any such economies of scale are shared with the Fund and Fund shareholders. The Board considered the existence of any economies of scale and whether those were passed along to the Fund’s shareholders through a graduated advisory fee schedule or other means, including fee waivers. The Trustees recognized that economies of scale are difficult to identify and quantify and are rarely identifiable on a fund-by-fund basis. Based on this evaluation, the Board concluded that the advisory fee was reasonable in light of the information that was provided to the Trustees by the Adviser with respect to economies of scale.

Renewal of the Agreement

Based on the Board’s deliberations and its evaluation of the information described above and other factors and information it believed relevant in the exercise of its reasonable business judgment, the Board, including all of the Independent Trustees, with the assistance of Fund counsel and Independent Trustees’ counsel, unanimously concluded that the terms of the Agreement, including the fees payable thereunder, were fair and reasonable and agreed to renew the Agreement for another year. In its deliberations, the Board did not identify any absence of information as material to its decision, or any particular factor (or conclusion with respect thereto) or single piece of information that was all-important, controlling or determinative of its decision, but considered all of the factors together, and each Trustee may have attributed different weights to the various factors (and conclusions with respect thereto) and information.

NOTES

NOTES

NOTES

Hamlin High Dividend Equity Fund

PO Box 219009

Kansas City, MO 64121-9009

1-855-HHD-FUND

Adviser:

Hamlin Capital Management, LLC

640 Fifth Avenue, 11th Floor

New York, NY 10019

Distributor:

SEI Investments Distribution Co.

One Freedom Valley Drive

Oaks, PA 19456

Administrator:

SEI Investments Global Funds Services

One Freedom Valley Drive

Oaks, PA 19456

Legal Counsel:

Morgan, Lewis & Bockius LLP

2222 Market Street

Philadelphia, PA 19103

This information must be preceded or accompanied by a current prospectus for the Fund.

HCM-AR-01-1300

Item 8. Changes in and Disagreements with Accountants for Open-End Management Investment Companies.

Included under Item 7.

Item 9. Proxy Disclosures for Open-End Management Investment Companies.

Included under Item 7.

Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies.

Included under Item 7.

Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract.

Included under Item 7.

Item 12. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to open-end management investment companies.

Item 13. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to open-end management investment companies.

Item 14. Purchases of Equity Securities by Closed-End Management Company and Affiliated Purchasers.

Not applicable to open-end management investment companies.

Item 15. Submission of Matters to a Vote of Security Holders.

There have been no changes to the procedures by which shareholders may recommend nominees to the Registrant’s Board of Trustees during the period covered by this report.

Item 16. Controls and Procedures.

(a) The Registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the Registrant's disclosure controls and procedures, as defined in Rule 30a-3(c) under the Act (17 CFR § 270.30a-3(c)), as of a date within 90 days of the filing date of the report, are effective based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the Act (17 CFR § 270.30a-3(b)) and Rule 13a-15(b) or Rule 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR § 240.13a-15(b) or § 240.15d-15(b)).

(b) There has been no change in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR § 270.30a-3(d)) that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 17. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable to open-end management investment companies.

Item 18. Recovery of Erroneously Awarded Compensation.

(a) Not applicable.

(b) Not applicable.

Item 19. Exhibits.

(a)(1) Code of Ethics attached hereto.

(a)(2) Not applicable.

(a)(3) A separate certification for the principal executive officer and the principal financial officer of the Registrant, as required by Rule 30a-2(a) under the Act (17 CFR § 270.30a-2(a)), are filed herewith.

(a)(4) Not applicable.

(a)(5) Not applicable.

(b) Officer certifications, as required by Rule 30a-2(b) under the Act (17 CFR § 270.30a-2(b)), also accompany this filing as exhibits.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	The Advisors’ Inner Circle Fund

By (Signature and Title)	/s/ Michael Beattie
Michael Beattie
Principal Executive Officer

Date: March 7, 2025

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ Michael Beattie
Michael Beattie
Principal Executive Officer

Date: March 7, 2025

By (Signature and Title)	/s/ Andrew Metzger
Andrew Metzger
Principal Financial Officer

Date: March 7, 2025